Cash and cash equivalents - Schedule of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Checking and saving accounts	$ 267,929	$ 271,337
Time deposits	50,000	291,000
Cash on hand	271	250
Bonds	64,354	50,726
Cash and cash equivalents	$ 382,554	$ 613,313	$ 206,375	$ 122,424